Schedule of Investments (unaudited)
July 31, 2025
iShares® Convertible Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Convertible Bonds
Aerospace & Defense — 1.4%
AeroVironment Inc., 0.00% 07/15/30(a)	$5,400	$6,077,063
Rocket Lab USA Inc., 4.25%, 02/01/29(b)	3,675	33,011,926
Virgin Galactic Holdings Inc., 2.50%, 02/01/27(b)	3,938	1,603,589
		40,692,578
Airlines — 0.3%
JetBlue Airways Corp.
0.50%, 04/01/26	3,306	3,184,277
2.50%, 09/01/29(b)	4,650	4,446,124
		7,630,401
Auto Manufacturers — 3.3%
Fisker Inc., 2.50%, 09/15/26(b)(c)(d)	9,875	23,121
Ford Motor Co., 0.00% 03/15/26(a)	23,290	23,134,658
Li Auto Inc., 0.25%, 05/01/28	9,175	10,614,340
Lucid Group Inc.
1.25%, 12/15/26(b)	10,016	9,207,939
5.00%, 04/01/30(b)	11,475	11,551,879
NIO Inc.
3.88%, 10/15/29	5,950	4,889,500
4.63%, 10/15/30	5,900	4,392,544
Rivian Automotive Inc.
3.63%, 10/15/30	17,800	15,510,410
4.63%, 03/15/29	15,500	15,268,237
		94,592,628
Biotechnology — 3.8%
Alnylam Pharmaceuticals Inc., 1.00%, 09/15/27	10,700	15,745,146
ANI Pharmaceuticals Inc., 2.25%, 09/01/29(b)	3,200	3,559,049
BioMarin Pharmaceutical Inc., 1.25%, 05/15/27	6,228	5,876,600
Bridgebio Pharma Inc.
1.75%, 03/01/31(b)	5,950	7,372,439
2.25%, 02/01/29	7,775	7,453,385
2.50%, 03/15/27	5,645	7,439,057
Cytokinetics Inc., 3.50%, 07/01/27	5,750	6,350,859
Halozyme Therapeutics Inc.
0.25%, 03/01/27	8,335	8,619,467
1.00%, 08/15/28	7,475	9,227,847
Immunocore Holdings PLC, 2.50%, 02/01/30	4,175	3,650,773
Innoviva Inc., 2.13%, 03/15/28	2,575	2,487,493
Ionis Pharmaceuticals Inc.
0.00%, 04/01/26(a)	6,317	6,564,456
1.75%, 06/15/28	6,175	6,758,356
NeoGenomics Inc., 0.25%, 01/15/28	3,429	2,891,338
PTC Therapeutics Inc., 1.50%, 09/15/26	2,800	3,323,881
Sarepta Therapeutics Inc., 1.25%, 09/15/27	11,425	9,368,310
Travere Therapeutics Inc., 2.25%, 03/01/29	3,175	3,049,472
		109,737,928
Coal — 0.1%
Peabody Energy Corp., 3.25%, 03/01/28	3,275	3,701,722
Commercial Services — 2.7%
Affirm Holdings Inc., 0.75%, 12/15/29(b)	9,620	10,151,174
Alarm.com Holdings Inc.
0.00%, 01/15/26(a)	4,766	4,642,908
2.25%, 06/01/29	4,675	4,518,554
Block Inc.
0.00%, 05/01/26(a)	5,825	5,593,103
0.25%, 11/01/27	5,854	5,284,767
Global Payments Inc., 1.50%, 03/01/31	20,588	18,691,130
Repay Holdings Corp., 2.88%, 07/15/29(b)	2,925	2,505,662
Security	Par (000)	Value
Commercial Services (continued)
Shift4 Payments Inc.
0.00%, 12/15/25(a)	$6,760	$8,785,401
0.50%, 08/01/27	6,550	7,135,893
Stride Inc., 1.13%, 09/01/27	4,208	10,362,945
		77,671,537
Computers — 7.9%
CyberArk Software Ltd., 0.00% 06/15/30(a)(b)	13,025	13,404,708
Lumentum Holdings Inc.
0.50%, 12/15/26	10,821	13,751,111
0.50%, 06/15/28	8,900	9,813,669
1.50%, 12/15/29	6,220	10,689,683
Okta Inc., 0.38%, 06/15/26	3,677	3,529,158
PAR Technology Corp., 1.50%, 10/15/27	2,721	2,948,267
Parsons Corp., 2.63%, 03/01/29	8,250	9,021,256
Rapid7 Inc.
0.25%, 03/15/27	6,105	5,664,155
1.25%, 03/15/29	3,050	2,707,337
Rubrik Inc., 0.00% 06/15/30(a)(b)	11,853	12,724,375
Seagate HDD Cayman, 3.50%, 06/01/28	15,500	30,063,405
Super Micro Computer Inc.
0.00%, 06/15/30(a)(b)	22,225	28,329,346
2.25%, 07/15/28(b)	7,225	9,117,687
3.50%, 03/01/29	17,503	19,568,169
Varonis Systems Inc., 1.00%, 09/15/29(b)	4,675	4,982,531
Western Digital Corp., 3.00%, 11/15/28	16,515	35,429,949
Zscaler Inc., 0.00% 07/15/28(a)(b)	16,700	16,322,912
		228,067,718
Cosmetics & Personal Care — 0.3%
Beauty Health Co. (The), 7.95%, 11/15/28(b)	2,550	2,682,450
Oddity Finance LLC, 0.00% 06/15/30(a)(b)	6,350	6,695,622
		9,378,072
Diversified Financial Services — 3.1%
Coinbase Global Inc.
0.25%, 04/01/30	13,275	18,180,836
0.50%, 06/01/26	12,750	15,259,820
Qifu Technology Inc., 0.50%, 04/01/30(b)	7,425	6,595,716
SoFi Technologies Inc.
0.00%, 10/15/26(a)(b)	4,443	5,374,297
1.25%, 03/15/29(b)	8,900	21,985,345
Upstart Holdings Inc.
0.25%, 08/15/26	3,350	3,201,098
1.00%, 11/15/30(b)	4,711	5,628,236
2.00%, 10/01/29(b)	4,550	9,085,594
WisdomTree Inc., 3.25%, 08/15/29(b)	3,000	3,769,390
		89,080,332
Electric — 8.1%
Alliant Energy Corp.
3.25%, 05/30/28(b)	6,275	6,403,775
3.88%, 03/15/26	5,825	6,195,427
CenterPoint Energy Inc.
3.00%, 08/01/28(b)	2,606	2,630,041
4.25%, 08/15/26	10,500	11,687,195
CMS Energy Corp., 3.38%, 05/01/28	8,325	9,127,730
Duke Energy Corp., 4.13%, 04/15/26	17,431	18,673,921
Evergy Inc., 4.50%, 12/15/27	14,514	17,289,485
FirstEnergy Corp.
3.63%, 01/15/29(b)	13,971	14,384,236
3.88%, 01/15/31(b)	11,890	12,314,665
NextEra Energy Capital Holdings Inc., 3.00%, 03/01/27	10,529	12,012,942

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Convertible Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Ormat Technologies Inc., 2.50%, 07/15/27	$4,925	$5,587,058
PG&E Corp., 4.25%, 12/01/27	22,244	22,212,277
Pinnacle West Capital Corp., 4.75%, 06/15/27	5,375	5,825,413
PPL Capital Funding Inc., 2.88%, 03/15/28	10,387	11,592,553
Southern Co. (The)
3.25%, 06/15/28(b)	17,483	17,702,531
3.88%, 12/15/25	8,325	9,447,831
4.50%, 06/15/27	12,113	13,551,554
TXNM Energy Inc., 5.75%, 06/01/54	5,450	7,141,040
WEC Energy Group Inc.
3.38%, 06/01/28(b)	8,760	8,871,310
4.38%, 06/01/27	9,625	11,124,591
4.38%, 06/01/29	8,725	10,349,877
		234,125,452
Electronics — 1.3%
Advanced Energy Industries Inc., 2.50%, 09/15/28	5,800	7,116,260
Itron Inc.
0.00%, 03/15/26(a)	4,750	5,151,104
1.38%, 07/15/30	8,300	9,537,970
Mirion Technologies Inc., 0.25%, 06/01/30(b)	4,625	5,467,684
OSI Systems Inc., 2.25%, 08/01/29(b)	3,575	4,778,742
Vishay Intertechnology Inc., 2.25%, 09/15/30	7,800	7,146,250
		39,198,010
Energy - Alternate Sources — 1.5%
Array Technologies Inc.
1.00%, 12/01/28	4,276	3,484,508
2.88%, 07/01/31(b)	3,050	3,232,121
Enphase Energy Inc.
0.00%, 03/01/26(a)	6,368	6,159,596
0.00%, 03/01/28(a)	5,794	4,809,123
Eos Energy Enterprises Inc., 6.75%, 06/15/30(b)	2,600	3,356,936
Fluence Energy Inc., 2.25%, 06/15/30(b)	4,075	2,906,487
NextEra Energy Partners LP
0.00%, 11/15/25(a)(b)	3,945	3,871,125
2.50%, 06/15/26(b)	5,075	4,881,189
SolarEdge Technologies Inc.
0.00%, 09/15/25(a)	3,235	3,171,681
2.25%, 07/01/29	3,625	3,677,225
Sunrun Inc., 4.00%, 03/01/30	4,767	4,354,312
		43,904,303
Engineering & Construction — 0.8%
Fluor Corp., 1.13%, 08/15/29	5,970	8,405,778
Granite Construction Inc.
3.25%, 06/15/30	3,625	4,967,612
3.75%, 05/15/28	4,110	8,629,720
		22,003,110
Entertainment — 1.9%
DraftKings Holdings Inc., 0.00% 03/15/28(a)	12,800	11,652,937
Live Nation Entertainment Inc.
2.88%, 01/15/30(b)	12,028	12,942,489
3.13%, 01/15/29	10,090	15,176,869
Marriott Vacations Worldwide Corp.
0.00%, 01/15/26(a)	5,755	5,605,463
3.25%, 12/15/27	6,200	5,894,980
Vail Resorts Inc., 0.00% 01/01/26(a)	5,192	5,074,961
		56,347,699
Environmental Control — 0.2%
Tetra Tech Inc., 2.25%, 08/15/28	5,889	6,714,589
Security	Par (000)	Value
Food — 0.4%
Beyond Meat Inc., 0.00% 03/15/27(a)	$9,075	$1,075,583
Chefs' Warehouse Inc. (The), 2.38%, 12/15/28	2,825	4,633,675
Post Holdings Inc., 2.50%, 08/15/27	6,100	6,866,876
		12,576,134
Gas — 0.3%
UGI Corp., 5.00%, 06/01/28	7,375	10,122,635
Health Care - Products — 4.5%
Alphatec Holdings Inc., 0.75%, 03/15/30(b)	4,105	4,045,947
CONMED Corp., 2.25%, 06/15/27	8,548	8,127,579
Enovis Corp., 3.88%, 10/15/28	4,719	4,500,432
Envista Holdings Corp., 1.75%, 08/15/28	5,300	4,950,306
Exact Sciences Corp.
0.38%, 03/15/27	6,205	5,878,708
0.38%, 03/01/28	5,785	5,250,016
1.75%, 04/15/31(b)	6,100	5,411,521
2.00%, 03/01/30(b)	6,000	5,782,032
Guardant Health Inc.
0.00%, 11/15/27(a)	5,090	4,569,129
1.25%, 02/15/31	6,075	6,350,475
Haemonetics Corp.
0.00%, 03/01/26(a)	3,029	2,936,789
2.50%, 06/01/29	7,025	7,014,055
Integer Holdings Corp., 1.88%, 03/15/30(b)	10,133	9,953,987
iRhythm Technologies Inc., 1.50%, 09/01/29	6,725	8,134,693
Lantheus Holdings Inc., 2.63%, 12/15/27	6,200	7,322,443
LivaNova PLC, 2.50%, 03/15/29	3,755	3,760,148
Merit Medical Systems Inc., 3.00%, 02/01/29(b)	7,750	9,131,341
Novocure Ltd., 0.00% 11/01/25(a)	5,285	5,204,071
Repligen Corp., 1.00%, 12/15/28	6,521	6,351,608
Tandem Diabetes Care Inc., Series 2024, 1.50%, 03/15/29	3,150	2,911,575
Tempus AI Inc., 0.75%, 07/15/30(b)	6,400	6,407,456
TransMedics Group Inc., 1.50%, 06/01/28	4,600	6,824,733
		130,819,044
Health Care - Services — 0.3%
Brookdale Senior Living Inc., 3.50%, 10/15/29(b)	750	817,816
Teladoc Health Inc., 1.25%, 06/01/27	10,140	9,341,450
		10,159,266
Holding Companies - Diversified — 3.0%
Bitdeer Technologies Group
4.88%, 07/01/31(b)	3,200	3,357,814
5.25%, 12/01/29(b)	4,825	5,230,319
Cleanspark Inc., 0.00% 06/15/30(a)(b)	6,750	6,894,456
Core Scientific Inc.
0.00%, 06/15/31(a)(b)	6,675	6,738,084
3.00%, 09/01/29(b)	4,650	6,778,437
HAT Holdings I LLC/HAT Holdings II LLC, 3.75%, 08/15/28(b)	4,225	4,817,117
IREN Ltd.
3.25%, 06/15/30(b)	4,500	5,429,672
Series IREN, 3.50%, 12/15/29(b)	5,800	8,266,060
MARA Holdings Inc.
0.00%, 03/01/30(a)(b)	10,000	9,129,380
0.00%, 06/01/31(a)(b)	9,125	8,044,695
0.00%, 08/01/32(a)(b)	7,500	7,123,331
2.13%, 09/01/31(b)	3,600	3,926,943
Riot Platforms Inc., 0.75%, 01/15/30(b)	6,300	7,298,915
Terawulf Inc., 2.75%, 02/01/30(b)	5,175	4,803,928
		87,839,151

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Convertible Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Home Builders — 0.5%
LCI Industries, 3.00%, 03/01/30(b)	$4,700	$4,847,747
Meritage Homes Corp., 1.75%, 05/15/28	6,150	6,075,329
Winnebago Industries Inc., 3.25%, 01/15/30	3,325	2,904,864
		13,827,940
Hotels, Restaurants & Leisure — 0.2%
Cheesecake Factory Inc. (The), 2.00%, 03/15/30(b)	5,921	6,603,136
Household Products & Wares — 0.1%
Spectrum Brands Inc., 3.38%, 06/01/29	3,496	3,183,682
Internet — 14.8%
Airbnb Inc., 0.00% 03/15/26(a)	20,215	19,582,920
Alibaba Group Holding Ltd., 0.50%, 06/01/31	51,575	68,547,707
DoorDash Inc., 0.00% 05/15/30(a)(b)	28,350	30,810,329
Etsy Inc.
0.13%, 10/01/26	6,736	6,665,732
0.13%, 09/01/27	6,723	6,090,334
0.25%, 06/15/28	10,275	8,925,470
1.00%, 06/15/30(b)	7,375	7,435,408
Expedia Group Inc., 0.00% 02/15/26(a)	10,120	9,982,048
Farfetch Ltd., 3.75%, 05/01/27(c)(d)	2,275	28,680
Fiverr International Ltd., 0.00% 11/01/25(a)	4,289	4,218,878
Hims & Hers Health Inc., 0.00% 05/15/30(a)(b)	10,308	12,754,822
JD.com Inc., 0.25%, 06/01/29	20,700	21,265,157
Lyft Inc., 0.63%, 03/01/29	4,700	4,813,975
MakeMyTrip Ltd., 0.00% 07/01/30(a)(b)	15,175	15,635,995
Match Group Financeco 2 Inc., 0.88%, 06/15/26(b)	5,975	5,765,669
Match Group Financeco 3 Inc., 2.00%, 01/15/30(b)	5,860	5,291,105
Opendoor Technologies Inc., 7.00%, 05/15/30(b)	3,400	5,107,885
PDD Holdings Inc., 0.00% 12/01/25(a)	7,250	7,126,464
Q2 Holdings Inc., 0.75%, 06/01/26	2,955	3,245,720
Sea Ltd.
0.25%, 09/15/26	13,875	13,133,566
2.38%, 12/01/25	10,569	18,335,427
Shopify Inc., 0.13%, 11/01/25	7,037	7,220,101
Snap Inc.
0.00%, 05/01/27(a)	3,500	3,184,150
0.13%, 03/01/28	7,250	6,372,789
0.50%, 05/01/30	7,589	6,655,430
Spotify USA Inc., 0.00% 03/15/26(a)	15,173	19,239,921
Trip.com Group Ltd., 0.75%, 06/15/29	15,575	17,713,778
TripAdvisor Inc., 0.25%, 04/01/26	3,350	3,233,470
Trump Media & Technology Group Corp., 0.00% 05/29/28(a)(b)	10,250	9,679,514
Uber Technologies Inc.
0.00%, 12/15/25(a)	11,230	12,776,089
0.00%, 05/15/28(a)(b)	11,875	13,293,911
Series 2028, 0.88%, 12/01/28	18,275	24,964,152
Upwork Inc., 0.25%, 08/15/26	3,616	3,419,585
Wayfair Inc.
3.25%, 09/15/27	7,125	9,174,833
3.50%, 11/15/28	7,150	11,557,760
Weibo Corp., 1.38%, 12/01/30	3,300	3,725,896
Ziff Davis Inc., 3.63%, 03/01/28(b)	2,960	2,789,608
		429,764,278
Leisure Time — 2.0%
Carnival Corp., 5.75%, 12/01/27	11,675	27,002,754
NCL Corp. Ltd.
0.88%, 04/15/30(b)	3,650	4,457,613
1.13%, 02/15/27	11,875	12,493,397
2.50%, 02/15/27	4,925	5,235,310
Security	Par (000)	Value
Leisure Time (continued)
Peloton Interactive Inc., 5.50%, 12/01/29	$3,800	$7,173,077
Topgolf Callaway Brands Corp., 2.75%, 05/01/26	2,523	2,459,716
		58,821,867
Lodging — 0.2%
H World Group Ltd., 3.00%, 05/01/26, (Put 05/01/24)	5,079	5,201,003
Machinery — 1.1%
Bloom Energy Corp.
3.00%, 06/01/28	6,525	13,714,555
3.00%, 06/01/29	5,300	10,478,219
Middleby Corp. (The), 1.00%, 09/01/25	7,257	8,214,252
		32,407,026
Manufacturing — 0.5%
Axon Enterprise Inc., 0.50%, 12/15/27	2,958	9,755,322
John Bean Technologies Corp., 0.25%, 05/15/26	4,100	4,165,577
		13,920,899
Media — 1.9%
Cable One Inc.
0.00%, 03/15/26(a)	5,775	5,515,725
1.13%, 03/15/28	3,516	2,751,773
iQIYI Inc., 6.50%, 03/15/28	2,825	2,813,320
Liberty Broadband Corp., 3.13%, 03/31/53(b)	9,956	9,774,506
Liberty Media Corp.
2.38%, 09/30/53(b)	11,875	17,914,972
3.75%, 03/15/28	5,769	5,873,865
Liberty Media Corp.-Liberty Formula One, 2.25%, 08/15/27	4,950	6,433,314
Sphere Entertainment Co., 3.50%, 12/01/28	2,600	3,725,085
		54,802,560
Metal Fabricate & Hardware — 0.1%
Xometry Inc., 0.75%, 06/15/30(b)	2,850	2,863,425
Mining — 1.5%
B2Gold Corp., 2.75%, 02/01/30(b)	4,763	6,098,527
Centrus Energy Corp., 2.25%, 11/01/30(b)	4,100	9,771,994
Lithium Americas Argentina Corp., 1.75%, 01/15/27	2,640	2,234,330
MP Materials Corp., 3.00%, 03/01/30(b)	8,916	26,111,764
		44,216,615
Office & Business Equipment — 0.1%
Xerox Holdings Corp., 3.75%, 03/15/30	3,950	2,237,617
Oil & Gas — 0.7%
CNX Resources Corp., 2.25%, 05/01/26	3,360	7,934,708
Kosmos Energy Ltd., 3.13%, 03/15/30	4,075	2,893,813
Nabors Industries Inc., 1.75%, 06/15/29	2,350	1,403,142
Northern Oil & Gas Inc., 3.63%, 04/15/29	5,025	5,239,701
Transocean Inc., 4.63%, 09/30/29(b)	2,650	3,029,691
		20,501,055
Pharmaceuticals — 2.3%
Amphastar Pharmaceuticals Inc., 2.00%, 03/15/29	3,550	3,055,243
Ascendis Pharma A/S, 2.25%, 04/01/28	5,975	7,525,344
Dexcom Inc.
0.25%, 11/15/25	11,795	11,624,294
0.38%, 05/15/28	12,925	11,954,537
Herbalife Ltd., 4.25%, 06/15/28	2,800	2,612,651
Jazz Investments I Ltd.
2.00%, 06/15/26	10,322	10,584,511
3.13%, 09/15/30(b)	10,291	11,359,820
Mirum Pharmaceuticals Inc., 4.00%, 05/01/29	3,075	5,501,789

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Convertible Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Pacira BioSciences Inc., 2.13%, 05/15/29	$2,925	$2,760,482
		66,978,671
Pipelines — 0.2%
Golar LNG Ltd., 2.75%, 12/15/30(b)	5,800	5,907,551
Real Estate — 0.2%
Redfin Corp., 0.50%, 04/01/27	4,975	4,578,346
Real Estate Investment Trusts — 3.6%
Blackstone Mortgage Trust Inc., 5.50%, 03/15/27	2,672	2,604,571
COPT Defense Properties LP, 5.25%, 09/15/28(b)	3,913	4,372,627
Digital Realty Trust LP, 1.88%, 11/15/29(b)	12,075	12,745,612
Federal Realty OP LP, 3.25%, 01/15/29(b)	5,425	5,345,052
Pebblebrook Hotel Trust, 1.75%, 12/15/26	7,235	6,859,488
PennyMac Corp., 5.50%, 03/15/26	3,510	3,494,724
Rexford Industrial Realty LP
4.13%, 03/15/29(b)	6,175	6,066,189
4.38%, 03/15/27(b)	5,975	5,936,590
Starwood Property Trust Inc., 6.75%, 07/15/27	3,725	3,933,109
Summit Hotel Properties Inc., 1.50%, 02/15/26	2,645	2,566,104
Two Harbors Investment Corp., 6.25%, 01/15/26	2,575	2,559,244
Uniti Group Inc., 7.50%, 12/01/27	2,900	3,383,479
Ventas Realty LP, 3.75%, 06/01/26	8,925	11,112,788
Welltower OP LLC
2.75%, 05/15/28(b)	11,100	19,294,227
3.13%, 07/15/29(b)	10,375	14,369,026
		104,642,830
Retail — 2.4%
Burlington Stores Inc., 1.25%, 12/15/27	3,200	4,592,006
Cracker Barrel Old Country Store Inc., 1.75%, 09/15/30(b)	3,900	4,221,989
Freshpet Inc., 3.00%, 04/01/28	4,050	5,063,648
GameStop Corp.
0.00%, 04/01/30(a)(b)	15,150	15,511,726
0.00%, 06/15/32(a)(b)	28,475	28,932,424
Guess? Inc., 3.75%, 04/15/28	3,632	3,515,400
Patrick Industries Inc., 1.75%, 12/01/28	2,700	4,200,069
Shake Shack Inc., 0.00% 03/01/28(a)	2,450	2,472,458
		68,509,720
Semiconductors — 2.7%
Impinj Inc., 1.13%, 05/15/27	2,925	4,435,802
MACOM Technology Solutions Holdings Inc., 0.00% 12/15/29(a)(b)	3,500	3,657,428
Microchip Technology Inc., 0.75%, 06/01/30	13,030	12,799,488
MKS Inc., 1.25%, 06/01/30	14,579	14,235,771
ON Semiconductor Corp.
0.00%, 05/01/27(a)	8,475	10,428,360
0.50%, 03/01/29	15,462	14,694,929
Semtech Corp., 1.63%, 11/01/27	3,475	5,331,633
Synaptics Inc., 0.75%, 12/01/31(b)	4,600	4,350,103
Wolfspeed Inc.
0.25%, 02/15/28(c)(d)	6,950	2,076,703
1.75%, 05/01/26(c)(d)	5,726	1,710,667
1.88%, 12/01/29(c)(d)	16,193	4,971,805
		78,692,689
Software — 16.4%
Akamai Technologies Inc.
0.25%, 05/15/33(b)	17,805	17,957,516
0.38%, 09/01/27	11,851	11,388,924
1.13%, 02/15/29	13,075	12,292,716
Alignment Healthcare Inc., 4.25%, 11/15/29(b)	3,400	4,193,105
Security	Par (000)	Value
Software (continued)
Alkami Technology Inc., 1.50%, 03/15/30(b)	$3,500	$3,570,183
Bandwidth Inc., 0.50%, 04/01/28	2,604	2,189,482
Bentley Systems Inc.
0.13%, 01/15/26	6,531	6,661,064
0.38%, 07/01/27	5,950	5,731,329
BILL Holdings Inc., 0.00% 04/01/30(a)(b)	14,675	12,391,757
BlackLine Inc., 1.00%, 06/01/29	6,968	7,255,895
Box Inc., 1.50%, 09/15/29(b)	4,801	4,820,454
Cloudflare Inc.
0.00%, 08/15/26(a)	12,400	15,244,884
0.00%, 06/15/30(a)(b)	21,375	23,792,588
Confluent Inc., 0.00% 01/15/27(a)	11,150	10,407,127
CSG Systems International Inc., 3.88%, 09/15/28	4,875	5,391,436
Datadog Inc., 0.00% 12/01/29(a)(b)	10,625	10,328,536
Dayforce Inc., 0.25%, 03/15/26	5,848	5,665,727
DigitalOcean Holdings Inc., 0.00% 12/01/26(a)	15,425	14,438,998
Dropbox Inc.
0.00%, 03/01/26(a)	7,065	6,932,666
0.00%, 03/01/28(a)	7,045	6,986,993
Evolent Health Inc., 3.50%, 12/01/29	3,975	3,288,483
Five9 Inc., 1.00%, 03/15/29	8,147	7,149,327
Guidewire Software Inc., 1.25%, 11/01/29(b)	7,326	8,404,719
Jamf Holding Corp., 0.13%, 09/01/26	3,725	3,542,555
Life360 Inc., 0.00% 06/01/30(a)(b)	3,650	4,312,499
LivePerson Inc., 0.00% 12/15/26(a)	2,935	1,145,993
MicroStrategy Inc.
0.00%, 12/01/29(a)(b)	30,925	29,846,198
0.00%, 03/01/30(a)(b)	20,625	24,172,583
0.63%, 09/15/28(b)	10,450	23,949,453
0.63%, 03/15/30	8,275	22,706,516
0.88%, 03/15/31	6,250	11,729,827
2.25%, 06/15/32	8,110	17,318,801
Nebius Group NV
Series ., 2.00%, 06/05/29(b)	4,750	6,387,631
Series ., 3.00%, 06/05/31(b)	6,525	8,772,183
Nice Ltd., 0.00% 09/15/25(a)	4,129	4,102,559
Nutanix Inc.
0.25%, 10/01/27	4,925	6,841,872
0.50%, 12/15/29(b)	9,250	10,446,830
PagerDuty Inc., 1.50%, 10/15/28	4,200	4,033,014
Porch Group Inc., 6.75%, 10/01/28(b)	3,425	3,350,782
Progress Software Corp.
1.00%, 04/15/26	3,525	3,587,188
3.50%, 03/01/30	4,571	4,756,037
RingCentral Inc., 0.00% 03/15/26(a)	5,971	5,746,622
Snowflake Inc.
0.00%, 10/01/27(a)(b)	11,803	17,884,257
0.00%, 10/01/29(a)(b)	12,167	18,916,316
Tyler Technologies Inc., 0.25%, 03/15/26	6,040	7,300,581
Unity Software Inc.
0.00%, 11/15/26(a)	5,350	5,019,776
0.00%, 03/15/30(a)(b)	7,446	9,041,981
Verint Systems Inc., 0.25%, 04/15/26	3,060	2,968,938
Vertex Inc., 0.75%, 05/01/29	3,500	4,036,590
Workiva Inc., 1.25%, 08/15/28	7,575	6,981,411
		475,382,902
Telecommunications — 1.3%
Applied Digital Corp., 2.75%, 06/01/30(b)	4,575	7,167,812
AST SpaceMobile Inc., 2.38%, 10/15/32(b)	4,750	5,003,256
GDS Holdings Ltd., 2.25%, 06/01/32(b)	5,675	7,409,284
InterDigital Inc., 3.50%, 06/01/27	4,775	16,007,406

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Convertible Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
Viavi Solutions Inc., 1.63%, 03/15/26	$2,500	$2,530,368
		38,118,126
Transportation — 0.5%
World Kinect Corp., 3.25%, 07/01/28	4,050	4,602,849
ZTO Express Cayman Inc., 1.50%, 09/01/27	10,050	10,046,791
		14,649,640
Trucking & Leasing — 0.1%
Greenbrier Companies Inc. (The), 2.88%, 04/15/28	3,873	4,128,238
Venture Capital — 0.1%
Hercules Capital Inc., 4.75%, 09/01/28(b)	3,000	2,939,951
Water — 0.4%
American Water Capital Corp., 3.63%, 06/15/26	10,500	10,557,632
Total Long-Term Investments — 99.1% (Cost: $2,715,799,041)		2,877,799,708
	Shares
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(e)(f)	16,700,000	16,700,000
Total Short-Term Securities — 0.6% (Cost: $16,700,000)		16,700,000
Total Investments — 99.7% (Cost: $2,732,499,041)		2,894,499,708
Other Assets Less Liabilities — 0.3%		9,575,876
Net Assets — 100.0%		$2,904,075,584

(a)	Zero-coupon bond.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Issuer filed for bankruptcy and/or is in default.
(d)	Non-income producing security.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$2,048,076	$—	$(2,047,674)(b)	$(401)	$(1)	$—	—	$1,895 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	32,250,000	—	(15,550,000)(b)	—	—	16,700,000	16,700,000	794,800	—
				$(401)	$(1)	$16,700,000		$796,695	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Convertible Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Convertible Bonds	$—	$2,877,799,708	$—	$2,877,799,708
Short-Term Securities
Money Market Funds	16,700,000	—	—	16,700,000
	$16,700,000	$2,877,799,708	$—	$2,894,499,708